Schedule IV-Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Life insurance in force
Direct amount	$ 791,862	$ 947,211	$ 907,453
Ceded to other companies	753,707	82,721	132,724
Assumed from other companies	0	0	0
Net amount	$ 38,155	$ 864,490	$ 774,729
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums:
Direct amount	$ 24,776	$ 26,343	$ 27,244
Ceded to other companies	22,823	9,925	9,295
Assumed from other companies	2,566	5,251	5,753
Net earned premiums	$ 4,519	$ 21,669	$ 23,702
Percentage of amount assumed to net	56.90%	24.20%	24.30%
Benefits:
Direct amount	$ 101,142	$ 31,404	$ 93,437
Ceded to other companies	100,145	21,175	81,665
Assumed from other companies	2,040	6,098	4,169
Net policyholder benefits	$ 3,037	$ 16,327	$ 15,941
Percentage of amount assumed to net	67.20%	37.30%	26.10%
Life insurance
Premiums:
Direct amount	$ 3,976	$ 4,090	$ 4,715
Ceded to other companies	3,213	764	1,064
Assumed from other companies	0	0	0
Net earned premiums	$ 763	$ 3,326	$ 3,651
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 3,221	$ 3,109	$ 3,775
Ceded to other companies	2,846	1,782	1,462
Assumed from other companies	720	0	0
Net policyholder benefits	$ 1,095	$ 1,327	$ 2,313
Percentage of amount assumed to net	65.80%	0.00%	0.00%
Accident and health insurance
Premiums:
Direct amount	$ 20,800	$ 22,253	$ 22,529
Ceded to other companies	19,610	9,161	8,231
Assumed from other companies	2,566	5,251	5,753
Net earned premiums	$ 3,756	$ 18,343	$ 20,051
Percentage of amount assumed to net	68.30%	28.60%	28.70%
Benefits:
Direct amount	$ 97,921	$ 28,295	$ 89,662
Ceded to other companies	97,299	19,393	80,203
Assumed from other companies	1,320	6,098	4,169
Net policyholder benefits	$ 1,942	$ 15,000	$ 13,628
Percentage of amount assumed to net	68.00%	40.70%	30.60%